UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska

68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:   10/31/13

Item 1.  Reports to Stockholders.

KCM MACRO TRENDS FUND

Semi-Annual Report

October 31, 2013

1-877-275-5599

www.KernsCapital.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of KCM Macro Trends Fund.

Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.

Member FINRA

KCM Macro Trends Fund

Portfolio Review (Unaudited)

The Fund’s performance figures for the periods ending October 31, 2013, compared to its benchmarks:

Total Returns as of October 31, 2013
	Six Months	Annualized Since Inception
KCM Macro Trends Fund – Class R-1*	10.40%	5.98%
KCM Macro Trends Fund – Class R-2** S&P 500 Index*** HFRX Equity Hedge Index	10.07% 11.15% 2.83%	7.13% 9.13% (2.08)%

________________

* Class R-1 commenced operations on August 4, 2008.

** Class R-2 commenced operations on April 2, 2009.

***The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark. Total return figure is since August 4, 2008.  The S&P 500 annualized total return since April 2, 2009 is 20.17%.  Investors cannot invest directly in an index.

The HFRX Equity Hedge Index is an unmanaged index designed to measure daily performance representative of long-short equity hedge funds. Source: Hedge Fund Research, Inc. (HFR). Indices are adjusted for the reinvestment of capital gains and income dividends. Individuals cannot invest in an index.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares.  For performance information current to the most recent month-end, please call 1-877-275-5599.

Portfolio Composition (Unaudited)
October 31, 2013
Percent of
Net Assets
Common Stock	55.54
Consumer, Cyclical	13.05
Industrial	12.95
Energy	9.36
Technology	7.49
Communications	5.01
Consumer, Non-Cyclical	4.43
Financial	1.82
Basic Materials	1.43
Exchange Traded Funds	38.17
Short-Term Investments	8.43
Liabilities in excess of other assets	(2.14)
Total	100.00

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2013
Shares	Security	Value
	COMMON STOCK - 55.54%
	AEROSPACE/DEFENSE - 3.48%
14,100	BE Aerospace, Inc. *	$ 1,144,356
11,000	Boeing Co.	1,435,500
		2,579,856
	AUTO PARTS & EQUIPMENT - 5.50%
45,800	Dana Holding Corp.	897,680
22,300	Dorman Products, Inc.	1,084,003
13,900	TRW Automotive Holdings Corp. *	1,044,029
12,300	WABCO Holdings, Inc. *	1,053,864
		4,079,576
	BIOTECHNOLOGY - 2.89%
4,400	Biogen Idec, Inc. *	1,074,436
7,200	Celgene Corp. *	1,069,128
		2,143,564
	CHEMICALS - 1.43%
14,200	LyondellBasell Industries NV	1,059,462

	COMPUTERS - 4.57%
2,100	Apple, Inc.	1,096,935
12,700	Cognizant Technology Solutions Corp. *	1,104,011
17,100	SanDisk Corp.	1,188,450
		3,389,396
	DIVERSIFIED FINANCIAL SERVICES - 1.82%
13,400	Ameriprise Financial, Inc.	1,347,236

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.60%
24,000	Genarac Holdings, Inc.	1,184,400

	ENGINEERING & CONSTRUCTION - 3.06%
15,800	Chicago Bridge & Iron Co. NV	1,170,622
14,800	Fluor Corp.	1,098,456
		2,269,078
	HOME BUILDERS - 1.41%
18,000	Thor Industries, Inc.	1,044,180

	INTERNET - 5.01%
19,200	IAC/Interactive Corp.	1,025,088
1,560	Priceline.com, Inc. *	1,643,975
28,400	Yandex NV	1,046,824
		3,715,887
	LEISURE TIME - 1.87%
10,600	Polaris Industries, Inc.	1,388,070

	MACHINERY-DIVERSIFIED - 1.59%
17,000	Flowserve Corp.	1,180,990

See accompanying notes to financial statements.

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2013
Shares	Security	Value
	MISCELLANEOUS MANUFACTURING - 1.55%
28,000	American Railcar Industries, Inc.	$ 1,146,880

	OIL & GAS - 7.92%
31,600	Carrizo Oil & Gas, Inc. *	1,385,344
10,900	Continental Resources, Inc. *	1,241,510
5,200	Pioneer Nautral Resources Co.	1,064,856
22,000	Seadrill Ltd.	1,025,640
13,000	SM Energy Co.	1,151,930
		5,869,280
	OIL & GAS SERVICES - 1.44%
20,200	Halliburton Co.	1,071,206

	PHARMACEUTICALS - 1.54%
10,800	Valeant Pharmaceuticals International, Inc. *	1,141,776

	RETAIL - 4.27%
19,300	GNC Holdings, Inc.	1,135,226
12,400	Lithia Motors, Inc.	779,340
10,700	Nu Skin Enterprises, Inc.	1,251,151
		3,165,717
	SEMICONDUCTORS - 1.39%
14,800	QUALCOMM, Inc.	1,028,156

	SOFTWARE - 1.53%
30,300	EPAM Systems, Inc.	1,135,341

	TRANSPORTATION - 1.67%
56,800	Swift Transportation Co. *	1,237,672

	TOTAL COMMON STOCK	41,177,723
	( Cost - $36,547,166)

	EXCHANGE TRADED FUNDS - 38.17%
	EQUITY FUND - 38.17%
37,400	Direxion Daily S&P 500 Bull 3X *	2,037,926
23,600	Energy Select Sector SPDR Fund	2,038,804
34,400	Health Care Select Sector SPDR Fund	1,814,256
75,000	iShares MSCI Germany ETF	2,201,250
85,000	iShares MSCI Netherlans ETF	2,126,700
72,000	iShares MSCI Taiwan ETF	1,044,720
40,000	Market Vectors Russia ETF	1,166,800
58,000	Materials Select Sector SPDR Fund	2,538,660
16,000	SPDR S&P Oil & Gas Exploration & Production ETF	1,113,440
37,500	Vanguard Health Care ETF	3,620,250
70,700	Vanguard Information Technology ETF	5,914,055

See accompanying notes to financial statements.

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2013
Shares	Security	Value
	EQUITY FUND (Continued) - 38.17%
50,000	WisdomTree Europe SmallCap Dividend Fund	$ 2,681,500
	TOTAL EXCHANGE TRADED FUNDS	28,298,361
	( Cost - $25,699,408)

	SHORT-TERM INVESTMENTS - 8.43%
6,250,496	AIM STIT Liquid Assets Portfolio - Cash Management Class, 0.00%**	6,250,496
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $6,250,496)

	TOTAL INVESTMENTS - 102.14%
	( Cost - $68,497,070) (a)	$ 75,726,580
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.14) %	(1,588,707)
	NET ASSETS - 100.0%	$ 74,137,873

* Non-income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on October 31, 2013.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $68,459,789 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 7,709,446
	Unrealized depreciation	(442,655)
	Net unrealized appreciation	$ 7,266,791

See accompanying notes to financial statements.

KCM Macro Trends Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2013

ASSETS
Investment securities:
At cost	$ 68,497,070
At value	$ 75,726,580
Foreign cash (cost $688,893)	761,677
Receivable for securities sold	25,042
Dividends and interest receivable	4,628
Prepaid expenses and other assets	7,903
TOTAL ASSETS	76,525,830

LIABILITIES
Payable for investments purchased	2,248,286
Distribution (12b-1) fees payable	15,472
Fund shares repurchased	25,881
Investment advisory fees payable	61,649
Fees payable to other affiliates	16,134
Accrued expenses and other liabilities	18,535
TOTAL LIABILITIES	2,385,957
NET ASSETS	$ 74,139,873

Net Assets Consist Of:
Paid in capital	$ 59,438,770
Accumulated net investment loss	(392,379)
Accumulated net realized gain from security and foreign currency transactions	7,791,188
Net unrealized appreciation of:
Investments	7,229,510
Foreign currency translations	72,784
NET ASSETS	$ 74,139,873

Class R-1
Net Assets	$ 74,000,801
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	5,529,585
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$ 13.38

Class R-2
Net Assets	$ 139,072
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	10,690
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$ 13.01

See accompanying notes to financial statements.

KCM Macro Trends Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended October 31, 2013

INVESTMENT INCOME
Dividends (less $660 in foreign taxes)	$ 279,552
Interest	60
TOTAL INVESTMENT INCOME	279,612

EXPENSES
Investment advisory fees	335,072
Distribution (12b-1) fees
Class R-1	83,589
Class R-2	714
Administrative services fees	36,028
Professional fees	27,020
Accounting services fees	19,880
Registration fees	15,123
Transfer agent fees	12,602
Printing and postage expenses	6,050
Trustees' fees and expenses	4,538
Insurance expense	2,263
Other expenses	1,008
TOTAL EXPENSES	548,929

NET INVESTMENT LOSS	(269,317)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Investments	7,828,358
Net change in unrealized depreciation on:
Investments	(881,174)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	6,947,184
AND FOREIGN CURRENCY
NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 6,677,867

See accompanying notes to financial statements.

KCM Macro Trends Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Period Ended	Year Ended
	October 31, 2013	April 30, 2013
FROM OPERATIONS:	(Unaudited)
Net investment income (loss)	$ (269,317)	$ 180,799
Net realized gain from investments	7,828,358	7,520,896
Net change in unrealized depreciation of investments
and foreign currency translations	(881,174)	(2,606,572)
Net increase in net assets resulting from operations	6,677,867	5,095,123
DISTRIBUTIONS TO SHAREHOLDERS:
Class R-1:
From net investment income ($0.00 and $0.02 per share, respectively)	-	(115,743)
Net decrease in net assets from distributions to shareholders	-	(115,743)

FROM SHARES OF BENEFICIAL INTEREST :
Class R-1:
Proceeds from shares sold	10,665,644	8,871,052
Reinvestment of dividends	-	114,484
Payments for shares redeemed	(3,724,022)	(36,761,683)
	6,941,622	(27,776,147)

Class R-2:
Proceeds from shares sold	-	500
Payments for shares redeemed	(12,844)	(294,545)
	(12,844)	(294,045)

Net increase (decrease) in net assets from shares of beneficial interest	6,928,778	(28,070,192)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,606,645	(23,090,812)

NET ASSETS
Beginning of Period	60,533,228	83,624,040
End of Period *	$ 74,139,873	$ 60,533,228
* Includes accumulated net investment loss of:	$ (392,379)	$ (123,062)

SHARE ACTIVITY
Class R-1
Shares sold	839,981	807,310
Shares reinvested	-	10,610
Shares redeemed	(294,954)	(3,437,763)
Net increase (decrease) in shares of beneficial interest outstanding	545,027	(2,619,843)

Class R-2
Shares sold	-	48
Shares redeemed	(1,005)	(26,889)
Net decrease in shares of beneficial interest outstanding	(1,005)	(26,841)

See accompanying notes to financial statements.

KCM Macro Trends Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented.

	Class R-1
	Period		Year	Year	Year	Year	Period
	Ended		Ended	Ended	Ended	Ended	Ended
	October 31, 2013		April 30, 2013	April 30, 2012	April 30, 2011	April 30, 2010	Apr. 30, 2009**
	(Unaudited)
Net asset value, beginning of period	$ 12.12		$ 10.94	$ 12.44	$ 11.81	$ 9.96	$ 10.00

Activity from investment operations:
Net investment income (loss) (1)	(0.05)		0.03	(0.09)	(0.01)	0.03	0.06
Net realized and unrealized gain (loss) on investments	1.31		1.17	(1.41)	0.64	1.85	(0.02)
Total from investment operations	1.26		1.20	(1.50)	0.63	1.88	0.04
Less distributions:
From net investment income	-		(0.02)	-	-	(0.03)	(0.07)
In excess of net investment income	-		-	-	-	-	(0.01)
Total distributions	-		(0.02)	-	-	(0.03)	(0.08)

Net asset value, end of period	$ 13.38		$ 12.12	$ 10.94	$ 12.44	$ 11.81	$ 9.96

Total return (2)	10.40%	(3)	11.02%	(12.06)%	5.33%	18.86%	0.47%	(3)

Net assets, end of period (000s)	$ 74,001		$ 60,395	$ 83,210	$ 101,208	$ 95,297	$ 51,419

Ratio of expenses to average net assets (5)	1.64%	(4)	1.60%	1.52%	1.52%	1.56%	1.66%	(4)

Ratio of net investment income (loss) to average net assets (6)	-0.80	(4)	0.26%	(0.79)%	(0.09)%	0.24%	0.84%	(4)

Portfolio turnover rate	129%	(3)	240%	862%	852%	292%	1,119%	(3)

**	For the period August 4, 2008 (commencement of operations) through April 30, 2009.
(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Assumes reinvestment of all dividends and distributions, if any.
(3) Not annualized.
(4) Annualized.
(5) The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

KCM Macro Trends Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented.

	Class R-2
	Period		Year	Year	Year	Year	Period
	Ended		Ended	Ended	Ended	Ended	Ended
	October 31, 2013		April 30, 2013	April 30, 2012	April 30, 2011	April 30, 2010	Apr. 30, 2009**
	(Unaudited)
Net asset value, beginning of period	$ 11.82		$ 10.74	$ 12.29	$ 11.76	$ 9.97	$ 9.49

Activity from investment operations:
Net investment loss (1)	(0.10)		(0.03)	(0.16)	(0.09)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	1.29		1.11	(1.39)	0.62	1.84	0.49
Total from investment operations	1.19		1.08	(1.55)	0.53	1.79	0.48

Net asset value, end of period	$ 13.01		$ 11.82	$ 10.74	$ 12.29	$ 11.76	$ 9.97

Total return (2)	10.07%	(3)	10.06%	(12.61)%	4.51%	17.95%	5.06%	(3)

Net assets, end of period (000s)	$ 139		$ 138	$ 414	$ 2,108	$ 3,435	$ 642

Ratio of expenses to average net assets (5)	2.38%	(4)	2.34%	2.24%	2.27%	2.31%	2.28%	(4)

Ratio of net investment loss to average net assets (6)	(1.54)%	(4)	(0.32)%	(1.51)%	(0.82)%	(0.49)%	(1.39)%	(4)

Portfolio turnover rate	129%	(3)	240%	862%	852%	292%	1,119%	(3)

**	For the period April 2, 2009 (commencement of operations) through April 30, 2009.
(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Assumes reinvestment of all dividends and distributions, if any.
(3) Not annualized.
(4) Annualized.
(5) The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

October 31, 2013

1.

ORGANIZATION

The KCM Macro Trends Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is long-term growth of capital.  The Fund offers two classes of shares designated as Class R-1 and Class R-2.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges.  Class R-1 commenced operations on August 4, 2008 and Class R-2 commenced operations on April 2, 2009.

           Class R-1 shares and Class R-2 shares are offered at net asset value.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2013

Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2013

levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2013 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$ 41,177,723	$ -	$ -	$ 41,177,723
Exchange Traded Funds	28,298,361	-	-	28,298,361
Short-Term Investments	6,250,496	-	-	6,250,496
Total	$ 75,726,580	$ -	$ -	$ 75,726,580

                  The Fund did not hold any Level 2 or 3 securities during the period.

                There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

               *Please refer to the Portfolio of Investments for industry classifications.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2013

 Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no provision for Federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010-2012), or expected to be taken in the Fund’s 2013 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, the Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2013

exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statement of Operations.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the period ended October 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $85,284,523 and $76,784,338, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Kerns Capital Management, Inc. serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement between the Trust and the Advisor, with respect to the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.  For the period ended October 31, 2013, the Fund incurred $335,072 of advisory fees.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2013

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Board of the Trust has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plans for Class R-1 and Class R-2 shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services.   Under the Plans, the Fund may pay up to 0.25% and 1.00% of its average daily net assets for Class R-1 shares and Class R-2 shares, respectively.  For the period ended October 31, 2013, pursuant to the Plans, Class R-1 shares paid $83,589 and Class R-2 shares paid $714.

Pursuant to a separate servicing agreement with GFS, the Fund pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the year ended April 30, 2013 were as follows:

Fiscal Year Ended
April 30, 2013
Ordinary Income	$ 87,526
Long-Term Capital Gains	28,217
$ 115,743

There were no distributions during the year ended April 30, 2012.

As of April 30, 2013, the components of distributable earnings/ (deficit) on a tax basis were as follows:

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2013

The difference between book basis and tax basis unrealized appreciation, accumulated net realized gain (loss) and accumulated net investment income (loss) are primarily attributable to the tax deferral of losses on wash sales and partnership adjustments.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $197,513.

Permanent book and tax differences primarily attributable to the reclassification of fund distributions, the tax treatment of non-deductible expenses, and adjustments for grantor trusts and partnerships, resulted in reclassification for the period ended April 30, 2013 as follows:

Undistributed	Undistributed	Paid
Ordinary	Long-Term	in
Income (Loss)	Gains (Loss)	Capital
$ 28,458	$ (27,137)	$ (1,321)

6.  NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Funds’ financial statements.

7. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act.  As of October 31, 2013 Charles Schwab & Co. account, holding shares for the benefit of others in nominee name, held approximately 80% of the voting securities of the KCM Macro Trends Fund Class R-1 shares.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2013

8. PROXY VOTING

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Tuesday, September 10, 2013, Trust shareholders of record as of the close of business on July 22, 2013 voted to approve the following proposal:

Proposal 1: To elect Mark H. Taylor, John V. Palancia, Andrew Rogers, Mark D. Gersten, and Mark Garbin to the Board of Trustees of the Trust.

                Shares Voted

            Shares Voted Against

                     In Favor

                 or Abstentions

Mark Garbin

        609,702,446

           7,380,704

Mark D. Gersten

                   609,750,246

           7,332,904

John V. Palancia

        609,370,118

           7,713,033

Andrew Rogers

        609,691,730

           7,391,421

Mark H. Taylor

                   608,885,975

           8,197,175

Effective September 24, 2013, Michael Miola resigned from the Board of Trustees.

9.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

KCM Macro Trends Fund

EXPENSE EXAMPLES

October 31, 2013 (Unaudited)

As a shareholder of the KCM Macro Trends Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the KCM Macro Trends Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/13	Ending Account Value 10/31/13	Annualized Expense Ratio	Expense Paid During Period* 5/1/13 - 10/31/13
Actual
Class R-1	$1,000.00	$ 1,104.00	1.64%	$ 8.70
Class R-2	$1000.00	$ 1,100.70	2.38%	$ 12.60
Hypothetical (5% return before expenses)
Class R-1	$1,000.00	$ 1,016.94	1.64%	$ 8.34
Class R-2	$1,000.00	$ 1,013.21	2.38%	$ 12.08

* Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended October 31, 2013 (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-275-5599 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-275-5599.

INVESTMENT ADVISOR

Kerns Capital Management, Inc.

9821 Katy Freeway, Suite 400

Houston, TX 77024

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

 (a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/9/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/9/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/9/14